Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies [Abstract]
Estimated useful life
Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3 years
Laboratory equipment	5 years
Leasehold improvements / furniture	5 years